Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Transactions Between Related Parties

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,744,903	$1,962,298	$1,390,127	$45,399
Post-employment benefits	3,505	4,344	3,841	126
Share-based payments	163,697	445,287	21,033	687

	$1,912,105	$2,411,929	$1,415,001	$46,212

Summary of Compensation to Key Management Personnel
b.	Contribution of related party

	For the Year Ended December 31
Relationship and Name of Related Party	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Substantial related party
ASE Environmental Protection and Sustainability Foundation	$100,000	$100,000	$100,000	$3,266
ASE Cultural and Educational Foundation	10,000	20,000	25,000	816

	$110,000	$120,000	$125,000	$4,082